EQUITY EQUITY - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Schedule of Partnership Units [Line Items]
Equity	$ 2,211	$ 2,222	$ 2,822	$ 3,530	$ 2,916	$ 4,068
Class B Shares
Schedule of Partnership Units [Line Items]
Arrangement/reorganization (in shares)	31,909	31,909
Share capital
Schedule of Partnership Units [Line Items]
Equity	$ 1	$ 1	$ 1	$ 392	$ 392	$ 392
Share capital | Class B Shares
Schedule of Partnership Units [Line Items]
Equity	$ 1